NYSE

17010593

Received SEC

JUN 26 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001-13944

June 26, 2017

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Preferred Stock Purchase Rights under Shareholder Rights Agreement of NORDIC AMERICAN TANKERS LIMITED, under the Exchange Act of 1934.

Sincerely,

Silvio Conte